Stock Options And Restricted Shares (Details)	12 Months Ended
Mar. 31, 2020 $ / shares
Stock Options And Restricted Shares [Abstract]
Stock price	$ 1.97
Risk-free interest rate	1.66%
Expected life	2 years 18 days
Expected volatility	41.83%
Expected dividend yield	8.00%